SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.3%
	EQUITY - 18.7%
59,400	Communication Services Select Sector SPDR Fund	$ 3,865,752
40,000	Energy Select Sector SPDR Fund	3,246,800
101,700	Financial Select Sector SPDR Fund	3,428,307
22,100	Invesco QQQ Trust Series 1	8,164,182
94,500	iShares MSCI EAFE ETF	6,851,250
99,900	iShares MSCI EAFE Min Vol Factor ETF	6,743,250
93,800	iShares MSCI USA Min Vol Factor ETF	6,972,154
42,200	iShares US Aerospace & Defense ETF	4,923,474
163,900	JPMorgan Equity Premium Income ETF	9,068,587
67,600	SPDR Dow Jones Industrial Average ETF Trust	23,244,260
28,300	Vanguard Growth ETF	8,007,768
129,900	Vanguard S&P 500 ETF	52,905,672
97,800	Vanguard Value ETF	13,897,380
		151,318,836
	FIXED INCOME - 43.6%
1,590,500	Invesco Senior Loan ETF	33,464,120
307,400	iShares 0-5 Year High Yield Corporate Bond ETF	12,741,730
538,100	iShares Core U.S. Aggregate Bond ETF	52,706,895
442,600	iShares iBoxx High Yield Corporate Bond ETF	33,225,982
149,400	iShares JP Morgan USD Emerging Markets Bond ETF	12,929,076
425,900	iShares MBS ETF	39,721,564
263,200	iShares Preferred & Income Securities ETF	8,140,776
774,200	SPDR Blackstone Senior Loan ETF	32,415,754
118,900	SPDR Bloomberg Convertible Securities ETF	8,317,055
213,800	SPDR Bloomberg High Yield Bond ETF	19,676,014
516,200	SPDR Bloomberg Short Term High Yield Bond ETF	12,750,140
238,800	VanEck J. P. Morgan EM Local Currency Bond ETF	6,103,728
728,300	Vanguard Total Bond Market ETF	52,940,126
546,300	Vanguard Total International Bond ETF	26,703,144
		351,836,104

	TOTAL EXCHANGE-TRADED FUNDS (Cost $491,324,213)	503,154,940

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 24.6%
	ALTERNATIVE - 2.1%
1,037,280	DoubleLine Flexible Income Fund, Class I	$ 8,692,410
1	JPMorgan Hedged Equity Fund, Class I	28
756,220	Neuberger Berman US Equity Index PutWrite Strategy Fund, Class I	8,212,554
		16,904,992
	EQUITY - 4.0%
181,274	BlackRock Equity Dividend Fund, Institutional Class	3,514,901
293,215	BNY Mellon International Stock Fund, Class I	6,990,235
367,570	Dodge & Cox International Stock Fund, Class I	17,544,130
1	JPMorgan Emerging Markets Equity Fund	31
387,857	Principal Overseas Fund, Institutional Class	4,165,586
1	Virtus KAR Small-Cap Core Fund, Class I	51
1	Virtus KAR Small-Cap Growth Fund, Class I	49
		32,214,983
	FIXED INCOME - 18.5%
595,236	Allspring Core Plus Bond Fund, Institutional Class	6,666,646
510,724	American Century High Income Fund, Class I	4,218,583
903,034	Baird Core Intermediate Municipal Bond Fund, Institutional Class	9,174,830
36	BlackRock High Yield Bond Portfolio, Institutional Class	244
6	BlackRock High Yield Municipal Fund, Institutional Class	48
6,282	BlackRock National Municipal Fund, Class I	63,327
2,717	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	27,907
9,449	Cohen & Steers Preferred Securities and Income, Class I	106,299
578,815	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	5,464,016
1,018,438	Columbia Mortgage Opportunities Fund, Class I3	8,106,769
5,606	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	49,109
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	12
18	Invesco High Yield Municipal Fund, Class Y	152
4,416	Invesco International Bond Fund, Class Y	19,167
9,801	Invesco Rochester Municipal Opportunities Fund, Class Y	67,039
5,334	Invesco Senior Floating Rate Fund, Class Y	35,101
1	JPMorgan Emerging Markets Debt Fund, Class I	6
3,433	JPMorgan Income Fund, Class I	27,977
5,301	Lord Abbett Floating Rate Fund, Class I	42,511
5	Metropolitan West High Yield Bond Fund, Class I	46

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 24.6% (Continued)
	FIXED INCOME - 18.5% (Continued)
8,513	Metropolitan West Total Return Bond Fund, Class I	$ 77,210
2,142	MFS Corporate Bond Fund, Class I	25,896
683,878	Neuberger Berman Strategic Income Fund, Class I	6,551,546
801,514	Nuveen All-American Municipal Bond Fund, Class I	8,135,366
2,107	Nuveen California Municipal Bond Fund, Class I	21,192
4,921	Nuveen High Yield Municipal Bond Fund, Class I	73,418
576,322	Nuveen Preferred Securities Fund, Class I	8,229,873
3,399	Nuveen Short Duration High Yield Municipal Bond, Class I	32,191
3,185	Nuveen Strategic Income Fund, Class I	30,604
2,672	PIMCO Diversified Income Fund, Institutional Class	24,555
767,456	PIMCO Emerging Markets Bond Fund, Institutional Class	6,185,694
3,925	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	22,964
0(b)	PIMCO High Yield Fund Institutional Class, Institutional Class	0(c)
22	PIMCO High Yield Municipal Bond Fund, Institutional Class	183
2,528,037	PIMCO Income Fund Institutional Class, Institutional Class	26,316,861
3,222,307	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	30,579,692
11,190	PIMCO Investment Grade Credit Bond Fund, Institutional Class	98,141
7	PIMCO Long-Term Credit Bond Fund, Institutional Class	65
692,037	PIMCO Real Return Fund Institutional Class	6,906,529
13,670	PIMCO Total Return Fund Institutional Class, Institutional Class	116,060
7	Pioneer Strategic Income Fund, Class Y	62
2,633	Putnam Ultra Short Duration Income Fund, Class Y	26,412
502,847	Russell Tax Exempt Bond Fund, Class S	10,982,186
6,825	TIAA-Cref Bond Index Fund, Institutional Class	65,046
1,237,211	Voya Securitized Credit Fund, Class I	11,110,152
15,739	Western Asset Core Plus Bond Fund, Class IS	148,894
		149,830,581

	TOTAL OPEN END FUNDS (Cost $197,941,051)	198,950,556

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT — 13.1%
MONEY MARKET FUND - 13.1%
105,483,432	First American Government Obligations Fund Class X, 5.01% (Cost $105,483,432)(a)	$ 105,483,432

	TOTAL INVESTMENTS - 100.0% (Cost $794,748,696)	$ 807,588,928
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(d)	(80,868)
	NET ASSETS - 100.0%	$ 807,508,060

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(b)	Amount represents less than one share
(c)	Amount represents less than $1 USD
(d)	Percentage rounds to less than (0.1)%.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.9%
	FIXED INCOME - 53.9%
50,000	BNY Mellon High Yield Beta ETF	$ 2,323,760
5,082,100	Invesco Senior Loan ETF	106,927,384
1,045,000	iShares 0-5 Year High Yield Corporate Bond ETF	43,315,250
150,000	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	5,025,000
1,717,800	iShares Core U.S. Aggregate Bond ETF	168,258,510
1,396,400	iShares iBoxx High Yield Corporate Bond ETF	104,827,748
462,600	iShares JP Morgan USD Emerging Markets Bond ETF	40,033,404
1,362,000	iShares MBS ETF	127,026,930
657,500	iShares Preferred & Income Securities ETF	20,336,475
75,000	PGIM Active High Yield Bond ETF	2,553,938
566,100	SPDR Blackstone Senior Loan ETF	23,702,607
296,600	SPDR Bloomberg Convertible Securities ETF	20,747,170
664,800	SPDR Bloomberg High Yield Bond ETF	61,181,544
1,754,600	SPDR Bloomberg Short Term High Yield Bond ETF	43,338,620
588,300	VanEck J. P. Morgan EM Local Currency Bond ETF	15,036,948
2,326,500	Vanguard Total Bond Market ETF	169,113,284
2,440,700	Vanguard Total International Bond ETF	119,301,416
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,078,529,736)	1,073,049,988

	OPEN END FUNDS — 29.1%
	ALTERNATIVE - 0.0%(a)
9,971	Metropolitan West Unconstrained Bond Fund, Class I	102,206
56,258	Victory Market Neutral Income Fund, Class I	474,817
		577,023
	FIXED INCOME - 29.1%
1,900,596	Allspring Core Plus Bond Fund, Institutional Class	21,286,675
9,314	Allspring Municipal Bond Fund, Institutional Class	90,438
1,305,913	American Century High Income Fund, Class I	10,786,843
10,213	Angel Oak Multi-Strategy Income Fund, Institutional Class	85,582
1,617,580	Aristotle Floating Rate Income Fund, Class I	15,156,723
2,019,189	Baird Core Intermediate Municipal Bond Fund, Institutional Class	20,514,963

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 29.1% (Continued)
	FIXED INCOME - 29.1% (Continued)
4,770,242	BlackRock Floating Rate Income Portfolio, Institutional Class	$ 45,746,617
220	BlackRock High Yield Bond Portfolio, Institutional Class	1,496
49	BlackRock High Yield Municipal Fund, Institutional Class	425
17,928	BlackRock National Municipal Fund, Class I	180,718
1,030,310	BlackRock New York Municipal Opportunities Fund, Institutional Class	10,694,617
7,656	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	78,629
35,316	Cohen & Steers Preferred Securities and Income, Class I	397,310
1,642,044	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	15,500,900
2,543,595	Columbia Mortgage Opportunities Fund, Class I3	20,247,016
1,531	Columbia Total Return Bond Fund, Institutional Class	45,889
4,552,114	Credit Suisse Floating Rate High Income Fund, Institutional Class	28,723,840
628	Fidelity Capital & Income Fund	5,844
11,942	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	104,614
5,935	Goldman Sachs High Yield Municipal Fund, Institutional Class	53,595
12,996	Invesco Floating Rate ESG Fund, Class Y	87,984
17,675	Invesco High Yield Municipal Fund, Class Y	151,475
24,010	Invesco International Bond Fund, Class Y	104,201
81,638	Invesco Rochester Municipal Opportunities Fund, Class Y	558,402
15,146	Invesco Senior Floating Rate Fund, Class Y	99,661
1	JPMorgan Emerging Markets Debt Fund, Class I	6
11,058	JPMorgan Income Fund, Class I	90,124
19,346	Metropolitan West Total Return Bond Fund, Class I	175,469
4,029	MFS California Municipal Bond Fund, Class I	36,062
9,596	MFS Corporate Bond Fund, Class I	116,021
13,725	MFS Emerging Markets Debt Fund, Class I	158,521
6,507	MFS Emerging Markets Debt Local Currency Fund, Class I	36,764
2,132,398	Neuberger Berman Strategic Income Fund, Class I	20,428,370
3,954,644	Nuveen All-American Municipal Bond Fund, Class I	40,139,641
15,690	Nuveen High Yield Municipal Bond Fund, Class I	234,097
1,828	Nuveen Intermediate Duration Municipal Bond Fund, Class I	15,997
1,446,111	Nuveen Preferred Securities Fund, Class I	20,650,468
9,591	Nuveen Short Duration High Yield Municipal Bond, Class I	90,822
30	Nuveen Strategic Income Fund, Class I	286
1,125,060	PGIM Floating Rate Income Fund, Class Z	10,103,043

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 29.1% (Continued)
	FIXED INCOME - 29.1% (Continued)
18,103	PIMCO Diversified Income Fund, Institutional Class	$ 166,363
3,218,506	PIMCO Dynamic Bond Fund, Institutional Class	30,801,104
1,892,214	PIMCO Emerging Markets Bond Fund, Institutional Class	15,251,242
0(c)	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	0(d)
2,758,422	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	16,136,766
14,987	PIMCO High Yield Municipal Bond Fund, Institutional Class	124,992
7,796,752	PIMCO Income Fund Institutional Class, Institutional Class	81,164,184
8,691,224	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	82,479,719
1,257	PIMCO International Bond Fund Unhedged, Institutional Class	9,404
31,557	PIMCO Investment Grade Credit Bond Fund, Institutional Class	276,757
32	PIMCO Long-Term Credit Bond Fund, Institutional Class	286
5,363,309	PIMCO Low Duration Income Fund, Institutional Class	41,994,706
2,109,004	PIMCO Real Return Fund, Institutional Class	21,047,863
43,066	PIMCO Total Return Fund, Institutional Class	365,627
23	Pioneer Strategic Income Fund, Class Y	210
5,800	Putnam Ultra Short Duration Income Fund, Class Y	58,178
1,107	Semper MBS Total Return Fund, Institutional Class	8,888
479,406	Thornburg Strategic Income Fund, Class I	5,364,556
21,807	TIAA-Cref Bond Index Fund, Institutional Class	207,822
45,030	Western Asset Core Plus Bond Fund, Class IS	425,983
		578,864,798

	TOTAL OPEN END FUNDS (Cost $580,296,301)	579,441,821

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
SHORT-TERM INVESTMENT - 17.0%
MONEY MARKET FUND - 17.0%
338,218,347	First American Government Obligations Fund Class X, 5.01% (Cost $338,218,347)(b)	$ 338,218,347

	TOTAL INVESTMENTS - 100.0% (Cost $1,997,044,384)	$ 1,990,710,156
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(a)	493,663
	NET ASSETS - 100.0%	$ 1,991,203,819

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(c)	Amount represents less than one share
(d)	Amount represents less than $1 USD

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 20.2%
	FIXED INCOME - 20.2%
262,200	iShares National Muni Bond ETF	$ 27,984,606
281,900	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	7,050,319
137,400	VanEck High Yield Muni ETF	7,054,116
522,700	Vanguard Tax-Exempt Bond Index ETF	26,249,994
	TOTAL EXCHANGE-TRADED FUNDS (Cost $69,290,515)	68,339,035

	OPEN END FUNDS — 79.8%
	FIXED INCOME - 79.8%
953,254	Allspring Intermediate Tax/AMT-Free Fund, Institutional Class	10,333,273
595,499	American Century High-Yield Municipal Fund, Class I	5,180,840
1,320,737	BlackRock California Municipal Opportunities Fund, Institutional Class	15,479,042
5,424	BlackRock High Yield Municipal Fund, Institutional Class	47,352
3,513,766	BlackRock National Municipal Fund, Institutional Class	35,418,762
3,581,309	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	36,780,046
1,117,370	City National Rochdale Municipal High Income Fund, Service Class	10,212,763
1,708	Columbia High Yield Municipal Fund, Class I	15,120
1,769,681	Columbia Tax Exempt Fund, Class I	20,687,565
7,332	Franklin High Yield Tax-Free Income Fund, Advisor Class	64,152
4,705	Goldman Sachs High Yield Municipal Fund, Institutional Class	42,485
10,683	Invesco High Yield Municipal Fund, Class Y	91,555
21,884	Invesco Rochester Municipal Opportunities Fund, Class Y	149,688
695,007	JPMorgan Short-Intermediate Municipal Bond Fund, Class I	7,040,426
3,616	MainStay MacKay High Yield Municipal Bond Fund, Class O	41,762
108,419	Neuberger Berman Municipal High Income Fund, Class I	996,375
4,255	Northern Intermediate Tax-Exempt Fund, Class I	41,531
4,096	Nuveen All-American Municipal Bond Fund, Class I	41,577
1,037	Nuveen California High Yield Municipal Bond Fund, Class I	8,140
2,093	Nuveen California Municipal Bond Fund, Class I	21,053
12,906	Nuveen High Yield Municipal Bond Fund, Class I	192,555
2,462,462	Nuveen Limited Term Municipal Bond Fund, Class I	26,496,093
4,660,956	Nuveen Short Duration High Yield Municipal Bond, Class I	44,139,250

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 79.8% (Continued)
	FIXED INCOME - 79.8% (Continued)
1,133,811	Nuveen Strategic Municipal Opportunities Fund, Class I	$ 11,077,331
2,909,680	PIMCO High Yield Municipal Bond Fund, Institutional Class	24,266,728
1,834,457	PIMCO Municipal Bond Fund, Institutional Class	17,005,421
134,643	Principal Opportunistic Municipal Fund, Institutional Class	1,287,190
921	Putnam Strategic Intermediate Municipal Fund, Class Y	12,730
222,662	Segall Bryant & Hamill Municipal Opportunities, Institutional Class	2,119,745
	TOTAL OPEN END FUNDS (Cost $270,440,038)	269,290,550

	TOTAL INVESTMENTS - 100.0% (Cost $339,730,553)	$ 337,629,585
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(a)	(32,123)
	NET ASSETS - 100.0%	$ 337,597,462

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Percentage rounds to less than (0.1)%.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.7%
	FIXED INCOME - 51.7%
297,900	FlexShares High Yield Value-Scored Bond Index Fund	$ 12,047,076
1,788,600	iShares 0-5 Year High Yield Corporate Bond ETF	74,137,470
2,092,400	iShares Broad USD High Yield Corporate Bond ETF	73,861,720
4,130,200	iShares iBoxx High Yield Corporate Bond ETF	310,054,114
75,000	PGIM Active High Yield Bond ETF	2,553,938
204,100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	18,611,879
3,413,600	SPDR Bloomberg High Yield Bond ETF	314,153,607
3,002,600	SPDR Bloomberg Short Term High Yield Bond ETF	74,164,220
2,143,600	Xtrackers USD High Yield Corporate Bond ETF	73,954,200
	TOTAL EXCHANGE-TRADED FUNDS (Cost $951,463,828)	953,538,224

	OPEN END FUNDS — 48.4%
	FIXED INCOME - 48.4%
1,289,066	Allspring High Yield Bond Fund, Institutional Class	3,764,073
4,325,765	Allspring Short-Term High Yield Bond Fund, Institutional Class	33,611,191
67,312,912	BlackRock High Yield Bond Portfolio, Institutional Class	457,054,674
3,633,846	City National Rochdale Fixed Income Opportunities, Class N	69,006,731
17,036	Fidelity Capital & Income Fund	158,602
44,742	Fidelity High Income Fund	331,090
27,831	Goldman Sachs High Yield Fund, Institutional Class	150,566
46,022	John Hancock High Yield Fund, Class I	135,304
30,360	Lord Abbett High Yield Fund, Class I	187,627
532,986	MassMutual High Yield Fund, Class I	4,050,690
11	Metropolitan West High Yield Bond Fund, Class I	100
0(c)	Neuberger Berman High Income Bond Fund, Institutional Class	1
5	Nuveen High Yield Income Fund, Class I	90
10,873,972	Osterweis Strategic Income Fund, Class I	114,611,663
40,780,780	PGIM High Yield Fund, Class Z	187,591,587
21,145	PGIM Short Duration High Yield, Class Z	171,909
93	PIMCO High Yield Fund Institutional Class, Institutional Class	712
0(c)	PIMCO High Yield Spectrum Fund, Institutional Class	0(d)
91	Principal Funds Inc - High Income Fund, Institutional Class	582

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 48.4% (Continued)
	FIXED INCOME - 48.4% (Continued)
2,064,060	Putnam High Yield Fund, Class Y	$ 11,269,769
3,851	TIAA-CREF High Yield Fund, Institutional Class	32,001
2,407,427	Western Asset Short Duration High Income Fund, Class I	11,387,132
	TOTAL OPEN END FUNDS (Cost $893,431,175)	893,516,094

	SHORT-TERM INVESTMENT — 0.0%(a)
	MONEY MARKET FUND - 0.0% (a)
446,552	First American Government Obligations Fund Class X, 5.01% (Cost $446,552)(b)	446,552

	TOTAL INVESTMENTS - 100.1% (Cost $1,845,341,555)	$ 1,847,500,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,143,142)
	NET ASSETS - 100.0%	$ 1,845,357,728

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(c)	Amount represents less than one share
(d)	Amount represents less than $1 USD

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.7%
	EQUITY - 39.9%
83,400	Communication Services Select Sector SPDR Fund	$ 5,427,672
56,800	Energy Select Sector SPDR Fund	4,610,456
65,300	Financial Select Sector SPDR Fund	2,201,263
30,700	Invesco QQQ Trust Series 1	11,341,194
133,800	iShares MSCI EAFE ETF	9,700,500
140,600	iShares MSCI EAFE Min Vol Factor ETF	9,490,500
132,000	iShares MSCI USA Min Vol Factor ETF	9,811,560
84,800	iShares US Aerospace & Defense ETF	9,893,616
171,200	JPMorgan Equity Premium Income ETF	9,472,496
86,300	SPDR Dow Jones Industrial Average ETF Trust	29,674,255
39,300	Vanguard Growth ETF	11,120,328
154,400	Vanguard S&P 500 ETF	62,884,032
101,300	Vanguard Value ETF	14,394,730
		190,022,602
	FIXED INCOME - 23.8%
513,800	Invesco Senior Loan ETF	10,810,352
116,200	iShares 0-5 Year High Yield Corporate Bond ETF	4,816,490
143,300	iShares Core U.S. Aggregate Bond ETF	14,036,235
159,400	iShares iBoxx High Yield Corporate Bond ETF	11,966,158
54,900	iShares JP Morgan USD Emerging Markets Bond ETF	4,751,046
149,400	iShares MBS ETF	13,933,791
152,500	iShares Preferred & Income Securities ETF	4,716,825
91,900	SPDR Blackstone Senior Loan ETF	3,847,853
69,300	SPDR Bloomberg Convertible Securities ETF	4,847,535
78,000	SPDR Bloomberg High Yield Bond ETF	7,178,340
195,000	SPDR Bloomberg Short Term High Yield Bond ETF	4,816,500
257,600	Vanguard Total Bond Market ETF	18,724,944
191,900	Vanguard Total International Bond ETF	9,380,072
		113,826,141

	TOTAL EXCHANGE-TRADED FUNDS (Cost $292,869,711)	303,848,743

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 26.0%
	ALTERNATIVE - 0.6%
317,158	DoubleLine Flexible Income Fund, Class I	$ 2,657,783
1	JPMorgan Hedged Equity Fund, Class I	28
		2,657,811
	EQUITY - 10.2%
256,678	BlackRock Equity Dividend Fund, Institutional Class	4,976,988
413,833	BNY Mellon International Stock Fund, Class I	9,865,772
482,514	Causeway International Value Fund, Institutional Class	9,216,016
520,842	Dodge & Cox International Stock Fund, Class I	24,859,777
		48,918,553
	FIXED INCOME - 15.2%
226,353	Allspring California Tax-Free Fund, Institutional Class	2,385,761
210,426	Allspring Core Plus Bond Fund, Institutional Class	2,356,776
1,582	Ashmore Emerging Markets Total Return Fund, Institutional Class	7,594
976,755	BlackRock Floating Rate Income Portfolio, Institutional Class	9,367,077
1,076	BlackRock National Municipal Fund, Institutional Class	10,846
339	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,483
1,717	Cohen & Steers Preferred Securities and Income, Class I	19,322
97,603	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	921,370
502,831	Crossingbridge Low Duration High Yield Fund, Institutional Class	4,869,413
315,033	DoubleLine Low Duration Emerging Markets Fixed, Class I	2,863,647
18	Invesco High Yield Municipal Fund, Class Y	151
10,958	Invesco Rochester Municipal Opportunities Fund, Class Y	74,955
2,205	Invesco Senior Floating Rate Fund, Class Y	14,506
247,522	JPMorgan High Yield Municipal Fund, Class I	2,388,586
1,203	JPMorgan Income Fund, Class I	9,800
1,066,455	JPMorgan Unconstrained Debt Fund, Class I	10,056,674
249,399	Neuberger Berman Strategic Income Fund, Class I	2,389,243
606	Nuveen All-American Municipal Bond Fund, Class I	6,153
1,709	Nuveen High Yield Municipal Bond Fund, Class I	25,493
332,464	Nuveen Preferred Securities Fund, Class I	4,747,583
427	Nuveen Short Duration High Yield Municipal Bond, Class I	4,039
646	Nuveen Strategic Income Fund, Class I	6,204
300,395	PIMCO Emerging Markets Bond Fund, Institutional Class	2,421,184
1,634	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	9,852

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 26.0% (Continued)
	FIXED INCOME - 15.2% (Continued)
930,872	PIMCO Income Fund Institutional Class, Institutional Class	$ 9,690,378
950,350	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	9,018,824
1,405	PIMCO Investment Grade Credit Bond Fund, Institutional Class	12,320
1	PIMCO Long-Term Credit Bond Fund, Institutional Class	13
310,975	PIMCO Low Duration Income Fund, Institutional Class	2,434,938
232,969	PIMCO Real Return Fund, Institutional Class	2,325,029
7,327	PIMCO Total Return Fund, Institutional Class	62,208
284,083	RiverPark Strategic Income Fund, Institutional Class	2,436,009
63,074	Russell Tax Exempt Bond Fund, Class S	1,377,530
2,379	TIAA-Cref Bond Index Fund, Institutional Class	22,677
2,050	Western Asset Core Plus Bond Fund, Class IS	19,391
		72,359,029

	TOTAL OPEN END FUNDS (Cost $122,030,624)	123,935,393

	SHORT-TERM INVESTMENT — 9.3%
	MONEY MARKET FUND - 9.3%
44,589,128	First American Government Obligations Fund Class X, 5.01% (Cost $44,589,128)(a)	44,589,128

	TOTAL INVESTMENTS - 99.0% (Cost $459,489,463)	$ 472,373,264
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	4,947,554
	NET ASSETS - 100.0%	$ 477,320,818

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 60.4%
	ALTERNATIVE - 1.4%
23,700	First Trust Tcw Unconstrained Plus Bond ETF	$ 572,829

	EQUITY - 24.4%
4,400	Communication Services Select Sector SPDR Fund	286,352
3,000	Energy Select Sector SPDR Fund	243,510
7,600	Financial Select Sector SPDR Fund	256,196
1,600	Invesco QQQ Trust Series 1	591,072
7,000	iShares MSCI EAFE ETF	507,500
7,400	iShares MSCI EAFE Min Vol Factor ETF	499,500
6,900	iShares MSCI USA Min Vol Factor ETF	512,877
2,500	iShares US Aerospace & Defense ETF	291,675
10,000	JPMorgan Equity Premium Income ETF	553,300
3,800	SPDR Dow Jones Industrial Average ETF Trust	1,306,630
2,100	Vanguard Growth ETF	594,216
8,400	Vanguard S&P 500 ETF	3,421,152
6,000	Vanguard Value ETF	852,600
		9,916,580
	FIXED INCOME - 34.6%
79,800	Invesco Senior Loan ETF	1,678,992
23,300	iShares Core U.S. Aggregate Bond ETF	2,282,235
19,400	iShares iBoxx High Yield Corporate Bond ETF	1,456,358
6,600	iShares JP Morgan USD Emerging Markets Bond ETF	571,164
18,300	iShares MBS ETF	1,706,750
13,300	iShares Preferred & Income Securities ETF	411,369
29,800	SPDR Blackstone Senior Loan ETF	1,247,726
6,000	SPDR Bloomberg Convertible Securities ETF	419,700
9,400	SPDR Bloomberg High Yield Bond ETF	865,082
31,500	Vanguard Total Bond Market ETF	2,289,734
23,500	Vanguard Total International Bond ETF	1,148,680
		14,077,790

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,750,954)	24,567,199

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 28.3%
	ALTERNATIVE - 1.5%
74,042	DoubleLine Flexible Income Fund, Class I	$ 620,475

	EQUITY - 5.5%
21,672	BNY Mellon International Stock Fund, Class I	516,657
36,269	Dodge & Cox International Stock Fund, Class I	1,731,104
		2,247,761
	FIXED INCOME - 21.3%
25,465	American Century High Income Fund, Investor Class	210,342
214,985	American Century High-Yield Fund, Investor Class	1,051,276
72,848	Aristotle Strategic Income Fund, Class I-2	742,321
604	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	3,235
463	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,224
159	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,635
29,396	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	277,500
61,364	Crossingbridge Low Duration High Yield Fund, Institutional Class	594,248
49,936	DoubleLine Low Duration Emerging Markets Fixed, Class I	453,914
550	Franklin High Yield Tax-Free Income Fund, Advisor Class	4,809
214	Nuveen High Yield Municipal Bond Fund, Class I	3,186
28,908	Nuveen Preferred Securities Fund, Class I	412,809
151	Nuveen Short Duration High Yield Municipal Bond, Class I	1,428
162	Nuveen Strategic Income Fund, Class I	1,554
111,747	PIMCO Income Fund Institutional Class, Institutional Class	1,163,287
263,292	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,498,637
496	PIMCO Investment Grade Credit Bond Fund, Institutional Class	4,350
610	PIMCO Total Return Fund Institutional Class, Institutional Class	5,178
34,758	RiverPark Strategic Income Fund, Institutional Class	298,219
21,991	Russell Tax Exempt Bond Fund, Class S	480,283
56,998	TCW Emerging Markets Local Currency Income Fund, Class I	428,054
1	TCW Total Return Bond Fund, Class I	8

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 28.3% (Continued)
	FIXED INCOME – 21.3% (Continued)
293	TIAA-Cref Bond Index Fund, Institutional Class	$ 2,796
731	Western Asset Core Plus Bond Fund, Class IS	6,917
		8,648,210

	TOTAL OPEN END FUNDS (Cost $11,443,166)	11,516,446

	SHORT-TERM INVESTMENT — 10.3%
	MONEY MARKET FUND - 10.3%
4,207,841	First American Government Obligations Fund Class X, 5.01% (Cost $4,207,841)(a)	4,207,841

	TOTAL INVESTMENTS - 99.0% (Cost $39,401,961)	$ 40,291,486
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	412,275
	NET ASSETS - 100.0%	$ 40,703,761

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.2%
	ALTERNATIVE - 2.1%
1,858	First Trust Tcw Unconstrained Plus Bond ETF	$ 44,908

	EQUITY - 54.8%
493	Communication Services Select Sector SPDR Fund	32,084
335	Energy Select Sector SPDR Fund	27,192
875	Financial Select Sector SPDR Fund	29,496
189	Invesco QQQ Trust Series 1	69,820
798	iShares MSCI EAFE ETF	57,855
833	iShares MSCI EAFE Min Vol Factor ETF	56,228
783	iShares MSCI USA Min Vol Factor ETF	58,200
519	iShares US Aerospace & Defense ETF	60,552
1,018	JPMorgan Equity Premium Income ETF	56,326
515	SPDR Dow Jones Industrial Average ETF Trust	177,083
243	Vanguard Growth ETF	68,759
1,003	Vanguard S&P 500 ETF	408,503
604	Vanguard Value ETF	85,828
		1,187,926
	FIXED INCOME - 17.3%
2,439	Invesco Senior Loan ETF	51,317
447	iShares 0-5 Year High Yield Corporate Bond ETF	18,528
365	iShares Core U.S. Aggregate Bond ETF	35,752
418	iShares iBoxx High Yield Corporate Bond ETF	31,379
149	iShares JP Morgan USD Emerging Markets Bond ETF	12,894
383	iShares MBS ETF	35,721
678	iShares Preferred & Income Securities ETF	20,971
306	SPDR Blackstone Senior Loan ETF	12,812
308	SPDR Bloomberg Convertible Securities ETF	21,545
208	SPDR Bloomberg High Yield Bond ETF	19,142
625	SPDR Bloomberg Short Term High Yield Bond ETF	15,438
658	Vanguard Total Bond Market ETF	47,830
1,063	Vanguard Total International Bond ETF	51,958
		375,287

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,546,258)	1,608,121

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 17.5%
	EQUITY - 13.3%
3,653	BNY Mellon International Stock Fund, Class I	$ 87,089
4,207	Dodge & Cox International Stock Fund, Class I	200,778
		287,867
	FIXED INCOME - 4.2%
1,264	American Century High Income Fund, Investor Class	10,442
2,017	Aristotle Strategic Income Fund, Class I-2	20,548
1,399	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	13,209
1,463	Nuveen Preferred Securities Fund, Class I	20,892
700	Russell Tax Exempt Bond Fund, Class S	15,285
1,400	TCW Emerging Markets Local Currency Income Fund, Class I	10,518
		90,894

	TOTAL OPEN END FUNDS (Cost $369,693)	378,761

	SHORT-TERM INVESTMENT — 4.3%
	MONEY MARKET FUND - 4.3%
92,007	First American Government Obligations Fund Class X, 5.01% (Cost $92,007)(a)	92,007

	TOTAL INVESTMENTS - 96.0% (Cost $2,007,958)	$ 2,078,889
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	85,747
	NET ASSETS - 100.0%	$ 2,164,636

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.